Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Interest-Bearing Deposit Liabilities [Abstract]
Schedule of Interest Bearing Deposits
A summary of interest-bearing deposits at December 31, 2025 and 2024 is presented below.

(in thousands)	2025	2024
Interest-bearing demand deposits(1)	$11,972,316	$11,517,281
Money market accounts(1)	14,172,435	14,056,342
Savings accounts	954,554	982,498
Time deposits(1)	7,571,073	8,067,889
Brokered deposits	5,451,605	4,875,230
Total interest-bearing deposits	$40,121,983	$39,499,240

(1)    Excluding brokered deposits

Schedule of Contractual Maturities of All Time Deposits, Including Brokered Time Deposits
The following table presents contractual maturities of all time deposits, including brokered time deposits, at December 31, 2025.

(in thousands)
Maturing within one year	$7,281,759
Between 1 - 2 years	1,129,147
2 - 3 years	454,199
3 - 4 years	260,686
4 - 5 years	77,169
Thereafter	3,348
Total	$9,206,308